MATERIAL ACCOUNTING POLICY INFORMATION (Narrative) (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of material accounting policy information [Abstract]
Number of potentially dilutive shares outstanding	7,020,223	6,886,616